VANECK PHARMACEUTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 100.0%
Denmark : 6.5%
Novo Nordisk A/S (ADR) 1,645,149 $ 83,705,181
Underline
France : 4.4%
Sanofi SA (ADR) 1,163,125 56,365,038
Underline
Israel : 2.6%
Teva Pharmaceutical
Industries Ltd. (ADR) * 1,082,983 33,799,899
Underline
Japan : 2.6%
Takeda Pharmaceutical Co.
Ltd. (ADR) † 2,150,787 33,530,769
Underline
Switzerland : 10.0%
Novartis AG (ADR) † 945,379 130,339,403
Underline
United Kingdom : 11.7%
AstraZeneca PLC (ADR) 613,411 56,390,873
GSK PLC (ADR) † 1,159,527 56,863,204
Haleon PLC (ADR) † 3,851,123 38,934,854
152,188,931
United States : 62.2%
AbbVie, Inc. 249,283 56,958,673
Axsome Therapeutics, Inc. * 35,077 6,406,463
Bausch Health Cos, Inc. * † 206,438 1,434,744
Bristol-Myers Squibb Co. 1,096,123 59,124,875
Cencora, Inc. 152,334 51,450,809
Corcept Therapeutics, Inc. * 63,779 2,219,509
Number
of Shares Value
United States (continued)
Elanco Animal Health, Inc. *
† 246,957 $ 5,588,637
Eli Lilly & Co. 251,075 269,825,281
Jazz Pharmaceuticals PLC * 48,327 8,215,590
Johnson & Johnson 271,783 56,245,492
McKesson Corp. 69,027 56,622,158
Merck & Co., Inc. 1,097,404 115,512,745
Organon & Co. 196,406 1,408,231
Perrigo Co. PLC † 79,334 1,104,329
Pfizer, Inc. 2,419,290 60,240,321
Viatris, Inc. 778,514 9,692,499
Zoetis, Inc. 359,204 45,195,047
807,245,403
Total Common Stocks
(Cost: $1,284,120,445) 1,297,174,624
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
5.5%
Money Market Fund: 5.5%
(Cost: $71,830,886)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 71,830,886 71,830,886
Total Investments: 105.5%
(Cost: $1,355,951,331) 1,369,005,510
Liabilities in excess of other assets: (5.5)% (70,914,851)
NET ASSETS: 100.0% $ 1,298,090,659
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $176,618,036.
(a) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 1,297,174,624 $ — $ — $ 1,297,174,624
Money Market Fund 71,830,886 — — 71,830,886
Total Investments $ 1,369,005,510 $ — $ — $ 1,369,005,510